UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: CITY OF EDINBURGH COUNCIL AS ADMINISTRATOR OF THE LOTHIAN PENSION FUND
Address:  WAVERLEY COURT LEVEL 3/3, 4 EAST MARKET STREET, EDINBURGH, UK, EH8 8BG


Form 13F File Number:   [insert]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		IAN DAVID WAGSTAFF
Title:  	PORTFOLIO MANAGER

Signature, Place, and Date of Signing:


	IAN DAVID WAGSTAFF,		EDINBURGH, UK, 		January 22, 2013
	[Signature]		  	[City, State]		[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: [NONE]


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0
List of 13(f) Securities used for this report: 	Fourth quarter 2012

Form 13F Information Table Entry Total:  	44
Form 13F Information Table Value Total:  	$477303
					 	(thousands)

List of Other Included Managers: 		None

Name of Issuer			Title of				Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class			Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	Shared	None

ABBOTT LABS 			COM			002824100	1245		19000		SH		SOLE		19000
ACCENTURE PLC IRELAND		SHS CLASS A		G1151C101	1077		16200		SH		SOLE		16200
ALLIANT TECHSYSTEMS INC		COM			018804104	1016		16400		SH		SOLE		16400
ALTRIA GROUP INC		COM			02209S103	4862		154731		SH		SOLE		154731
APPLE INC			COM			037833100	533		1000		SH		SOLE		1000
AT&T INC			COM			00206R102	6448		191271		SH		SOLE		191271
BCE INC				COM NEW			05534B760	5361		124500		SH		SOLE		124500
BLOCK H & R INC			COM			093671105	1263		68000		SH		SOLE		68000
BRINKER INTL INC		COM			109641100	1308		42200		SH		SOLE		42200
BRISTOL MYERS SQUIBB CO		COM			110122108	4830		148207		SH		SOLE		148207
CHEVRON CORP NEW		COM			166764100	1092		10100		SH		SOLE		10100
COLGATE PALMOLIVE CO		COM			194162103	1333		12750		SH		SOLE		12750
DELL INC			COM			24702R101	517		51000		SH		SOLE		51000
DIAMOND OFFSHORE DRILLING INC	COM			25271C102	6690		98447		SH		SOLE		98447
EXELON CORP 			COM			30161N101	4941		166135		SH		SOLE		166135
FRONTIER COMMUNICATIONS CORP	COM			35906A108	642		150000		SH		SOLE		150000
GAMESTOP CORP NEW		CL A			36467W109	1508		60100		SH		SOLE		60100
HASBRO INC			COM			418056107	969		27000		SH		SOLE		27000
HEINZ H J CO			COM			423074103	1067		18500		SH		SOLE		18500
HEWLETT PACKARD CO		COM			428236103	569		39900		SH		SOLE		39900
INTEL CORP			COM			458140100	1073		52000		SH		SOLE		52000
INTERNATIONAL BUSINESS MACHS	COM			459200101	1669		8715		SH		SOLE		8715
ISHARES TR			S&P 500 INDEX		464287200	121184		846969		SH		SOLE		846969
JOHNSON & JOHNSON		COM			478160104	1052		15000		SH		SOLE		15000
JOY GLOBAL INC			COM			481165108	1167		18300		SH		SOLE		18300
KELLOGG CO			COM			487836108	1212		21700		SH		SOLE		21700
KROGER CO			COM			501044101	1006		38650		SH		SOLE		38650
LEXMARK INTL NEW		CL A			529771107	696		30000		SH		SOLE		30000
LILLY ELI & CO			COM			532457108	7245		146902		SH		SOLE		146902
LOCKHEED MARTIN CORP		COM			539830109	7202		78037		SH		SOLE		78037
MAXIM INTEGRATED PRODS INC	COM			57772K101	1267		43100		SH		SOLE		43100
MERCK & CO INC NEW		COM			58933Y105	5421		132410		SH		SOLE		132410
MICROSOFT CORP			COM			594918104	1069		40000		SH		SOLE		40000
PAYCHEX INC			COM			704326107	1049		33700		SH		SOLE		33700
PEPSICO	INC			COM			713448108	999		14600		SH		SOLE		14600
PFIZER INC			COM			717081103	5769		230029		SH		SOLE		230029
REYNOLDS AMERICAN INC		COM			761713106	5129		123796		SH		SOLE		123796
RYDER SYS INC			COM			783549108	971		19450		SH		SOLE		19450
SHAW COMMUNICATIONS INC		CL B CONV		82028K200	6204		268900		SH		SOLE		268900
SPDR S&P 500 ETF TR		TR UNIT			78462F103	94288		661574		SH		SOLE		661574
VANGUARD INDEX FDS		S&P 500	ETF SH		922908413	152818		2342400		SH		SOLE		2342400
WALGREEN CO			COM			931422109	1058		28600		SH		SOLE		28600
VERIZON COMMUNICATIONS INC	COM			92343V104	5193		120007		SH		SOLE		120007
WASTE MGMT INC DEL		COM			94106L109	5291		156819		SH		SOLE		156819

